Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2008	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity [Abstract]
Range of prices per share of common stock sold in the period, range minimum		$ 0.98	$ 0.1		$ 0.001
Range of prices per share of common stock sold in the period, middle of range					$ 0.01
Range of prices per share of common stock sold in the period, range maximum	$ 0.001	$ 1.0	$ 1.27	$ 0.1	$ 0.1
Range of prices per share of common stock sold in the period, additional per share value one			$ 1.0
Range of prices per share of common stock sold in the period, additional per share value two			$ 1.12
Range of prices per share of common stock sold in the period, additional per share value three			$ 1.16
Issuance of common stock and warrants for cash offering costs		$ 6,900